Revenue Analysis and Segment Information - Schedule of Condensed Consolidated Statement of Cash Flow (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		$ (10,451)	$ (11,311)	$ (10,284)
Net gain (loss) from discontinued operation
Net loss from continuing operation		(10,451)	(11,311)	(10,284)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation		7,735	7,264	14,714
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable			180	9,422
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discontinued operations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables		1,245	(9,042)	81,100
Inter-company account		1,909	(128,413)	(114,793)
Amount due from related parties			17,000	(20,830)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables		1,000		100
Amount due to related parties		(1,000)	393
Contract liabilities
Lease liability
Net Cash used in Operating Activities - Continuing Operations		438	(123,929)	(40,571)
Net Cash generated from Operating Activities - Discontinued Operations
Net cash generated from/(used in) operating activities		438
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs			17,884	18,463
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries				17,000
Net cash generated from (used in) financing activities			17,884	35,463
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		438	(106,045)	(5,108)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		19,447	7,193	12,301
CASH AND CASH EQUIVALENTS, END OF YEAR		19,885	19,447	7,193
China SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(1,951)	1,218	(114,515)
Net gain (loss) from discontinued operation
Net loss from continuing operation		(1,951)	1,218	(114,515)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment				3,143
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable				92,817
Impairment of cryptocurrencies				8,425
Impairment of Mining Equipment				7,686
Inventory mark down
Loss on acquisition
Income from disposal of discontinued operations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables		(483)	(242,263)	(39,738)
Inter-company account		2,875	(22,213)	(22,757)
Amount due from related parties				(113,769)
Intangible assets				(212)
Accrued liabilities
Tax payables
Accounts payable
Other payables		0		178,855
Amount due to related parties
Contract liabilities
Lease liability
Net Cash used in Operating Activities - Continuing Operations		441	(263,258)	(65)
Net Cash generated from Operating Activities - Discontinued Operations
Net cash generated from/(used in) operating activities		441
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment				(5,458)
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities				(5,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		441	(263,258)	(5,523)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		156,811	154,568	160,091
CASH AND CASH EQUIVALENTS, END OF YEAR		157,252	156,811	154,568
WFOE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(10)	(67)
Net gain (loss) from discontinued operation
Net loss from continuing operation		(10)	(67)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discontinued operations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables
Inter-company account		(24)	(286,198)	(294,669)
Amount due from related parties				212,863
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables				78,525
Amount due to related parties			(1)
Contract liabilities
Lease liability
Net Cash used in Operating Activities - Continuing Operations		(34)	(286,266)	(3,281)
Net Cash generated from Operating Activities - Discontinued Operations
Net cash generated from/(used in) operating activities		(34)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(34)	(286,266)	(3,281)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		859	883	4,164
CASH AND CASH EQUIVALENTS, END OF YEAR		825	859	883
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)
Net gain (loss) from discontinued operation
Net loss from continuing operation
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory mark down
Loss on acquisition
Income from disposal of discontinued operations
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables
Inter-company account
Amount due from related parties				(2)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables
Amount due to related parties
Contract liabilities
Lease liability
Net Cash used in Operating Activities - Continuing Operations				(2)
Net Cash generated from Operating Activities - Discontinued Operations
Net cash generated from/(used in) operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent				(2)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR				2
CASH AND CASH EQUIVALENTS, END OF YEAR			0
Subsidiaries Outside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		715	10,195	(78,243)
Net gain (loss) from discontinued operation
Net loss from continuing operation		715	10,195	(78,243)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment				4,783
Depreciation of ROU		377	800	693
Accretion of finance leases		6	32	75
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable			6	12,402
Impairment of cryptocurrencies		781	970
Impairment of Mining Equipment			4,455	14,562
Inventory mark down
Loss on acquisition
Income from disposal of discontinued operations
Inventory		(256)	(231)	(16)
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables		2,970	(159,763)	(90,554)
Inter-company account		3,019	144,755	132,373
Amount due from related parties				(47,708)
Intangible assets		(9,258)	(15,960)	(117)
Accrued liabilities
Tax payables
Accounts payable		(24,327)	(79)	407
Other payables		(5,701)	1,674	1,600
Amount due to related parties
Contract liabilities
Lease liability		(377)	(544)	921
Net Cash used in Operating Activities - Continuing Operations		(32,051)	(13,690)	(48,822)
Net Cash generated from Operating Activities - Discontinued Operations
Net cash generated from/(used in) operating activities		(32,051)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment				(10,572)
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities				(10,572)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities		(288)	(288)	(768)
Proceeds from share issuance, net of issuance costs		24,838
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities		24,550	(288)	(768)
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(7,397)	(13,978)	(60,162)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		54,990	41,049	101,210
CASH AND CASH EQUIVALENTS, END OF YEAR		47,593	54,990	41,048
Subsidiaries Inside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(1,908)	(3,686)	(26,405)
Net gain (loss) from discontinued operation		1		(261)
Net loss from continuing operation		(1,909)	(3,686)	(26,144)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		10,904	4,975	34
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable		196	451	(500)
Allowance for doubtful accounts - other receivable		(1,044)	42	56,201
Impairment of cryptocurrencies
Impairment of Mining Equipment				2,795
Inventory mark down		2,571	194	16,786
Loss on acquisition
Income from disposal of discontinued operations
Inventory		(5,027)	13,435	(5,251)
Changes in operating assets and liabilities
Accounts receivable		(2,017)	1,172	17,911
Investment securities			(307)
Trading Financial Assets
Other receivables		(72,999)	(206,265)	(10,891)
Inter-company account		(7,779)	292,069	299,846
Amount due from related parties		29,745	12,456	(79,347)
Intangible assets
Accrued liabilities		6,306	(5,193)	1,076
Tax payables		(452)	1,247	3,650
Accounts payable		98	(15)	1,051
Other payables		9,053	149,019	(253,320)
Amount due to related parties		1	606	607
Contract liabilities
Lease liability
Net Cash used in Operating Activities - Continuing Operations		(32,353)	260,200	24,504
Net Cash generated from Operating Activities - Discontinued Operations		1	54	261
Net cash generated from/(used in) operating activities		(32,352)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH		(2,685)	(7,619)	(24,283)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(35,141)	252,581	482
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		47,070	55,799	60,259
CASH AND CASH EQUIVALENTS, END OF YEAR		11,929	47,070	60,742
Consolidation Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	[1]
Net gain (loss) from discontinued operation	[1]
Net loss from continuing operation	[1]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[1]
Depreciation of ROU	[1]
Accretion of finance leases	[1]
Share-based compensation	[1]
Allowance for doubtful accounts - accounts receivable	[1]
Allowance for doubtful accounts - other receivable	[1]
Impairment of cryptocurrencies	[1]
Impairment of Mining Equipment	[1]
Inventory mark down	[1]
Loss on acquisition	[1]
Income from disposal of discontinued operations	[1]
Inventory	[1]
Changes in operating assets and liabilities
Accounts receivable	[1]
Investment securities	[1]
Other receivables	[1]		592,139
Inter-company account	[1]
Amount due from related parties	[1]			(4,941)
Intangible assets	[1]
Accrued liabilities	[1]
Tax payables	[1]
Accounts payable	[1]
Other payables	[1]		(155,488)
Amount due to related parties	[1]
Contract liabilities	[1]
Lease liability	[1]
Net Cash used in Operating Activities - Continuing Operations	[1]		436,651	(4,941)
Net Cash generated from Operating Activities - Discontinued Operations	[1]
Net cash generated from/(used in) operating activities	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	[1]
Investment in equity	[1]
Proceed from disposals of discontinued operations	[1]
Net cash (used in) generated from investing activities	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	[1]
Proceed from private equity placement, net of issuance costs	[1]
Repayment of principle portion of lease liabilities	[1]
Proceeds from disposal of subsidiaries	[1]
Net cash generated from (used in) financing activities	[1]
EFFECT OF EXCHANGE RATES ON CASH	[1]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	[1]		436,651	(4,941)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	[1]
CASH AND CASH EQUIVALENTS, END OF YEAR	[1]
SOS Ltd. Consolidated Total [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(13,605)	(3,651)	(229,447)
Net gain (loss) from discontinued operation		1		(261)
Net loss from continuing operation		(13,606)	(3,651)	(229,186)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		10,904	4,975	7,960
Depreciation of ROU		377	800	693
Accretion of finance leases		6	32	75
Share-based compensation		7,735	7,264	14,714
Allowance for doubtful accounts - accounts receivable		196	451	(500)
Allowance for doubtful accounts - other receivable		(1,044)	228	170,842
Impairment of cryptocurrencies		781	970	8,425
Impairment of Mining Equipment			4,455	25,043
Inventory mark down		2,571	194	16,786
Loss on acquisition
Income from disposal of discontinued operations
Inventory		(5,283)	13,204	(5,267)
Changes in operating assets and liabilities
Accounts receivable		(2,017)	1,172	17,911
Investment securities			(307)
Trading Financial Assets
Other receivables		(69,267)	(25,194)	(60,083)
Inter-company account
Amount due from related parties		29,745	29,456	(53,732)
Intangible assets		(9,258)	(15,960)	(329)
Accrued liabilities		6,306	(5,193)	1,076
Tax payables		(452)	1,247	3,650
Accounts payable		(24,229)	(94)	1,458
Other payables		4,352	(4,795)	5,760
Amount due to related parties		(999)	998	607
Contract liabilities
Lease liability		(377)	(544)	921
Net Cash used in Operating Activities - Continuing Operations		(63,559)	9,708	(73,176)
Net Cash generated from Operating Activities - Discontinued Operations		1	54	261
Net cash generated from/(used in) operating activities		(63,558)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment				(16,030)
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities				(16,030)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs			17,884	18,463
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities		(288)	(288)	(768)
Proceeds from share issuance, net of issuance costs		24,838
Proceeds from disposal of subsidiaries				17,000
Net cash generated from (used in) financing activities		24,550	17,596	34,695
EFFECT OF EXCHANGE RATES ON CASH		(2,685)	(7,619)	(24,283)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(41,693)	19,685	(78,533)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		279,177	259,492	338,025
CASH AND CASH EQUIVALENTS, END OF YEAR		237,484	279,177	264,434
Consolidation Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	[2]
Net gain (loss) from discontinued operation	[2]
Net loss from continuing operation	[2]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[2]
Depreciation of ROU	[2]
Accretion of finance leases	[2]
Share-based compensation	[2]
Allowance for doubtful accounts - accounts receivable	[2]
Allowance for doubtful accounts - other receivable	[2]
Impairment of cryptocurrencies	[2]
Impairment of Mining Equipment	[2]
Inventory mark down	[2]
Loss on acquisition	[2]
Income from disposal of discontinued operations	[2]
Inventory	[2]
Changes in operating assets and liabilities
Accounts receivable	[2]
Investment securities	[2]
Other receivables	[2]
Inter-company account	[2]
Amount due from related parties	[2]
Intangible assets	[2]
Accrued liabilities	[2]
Tax payables	[2]
Accounts payable	[2]
Other payables	[2]
Amount due to related parties	[2]
Contract liabilities	[2]
Lease liability	[2]
Net Cash used in Operating Activities - Continuing Operations	[2]
Net Cash generated from Operating Activities - Discontinued Operations	[2]
Net cash generated from/(used in) operating activities	[2]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	[2]
Investment in equity	[2]
Proceed from disposals of discontinued operations	[2]
Net cash (used in) generated from investing activities	[2]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	[2]
Proceed from private equity placement, net of issuance costs	[2]
Repayment of principle portion of lease liabilities	[2]
Proceeds from disposal of subsidiaries	[2]
Net cash generated from (used in) financing activities	[2]		0
EFFECT OF EXCHANGE RATES ON CASH	[2]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	[2]
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	[2]
CASH AND CASH EQUIVALENTS, END OF YEAR	[2]

[1]	This entry is to eliminate investment against equity accounts;
[2]	This entry is to offset legal expenses against gross proceeds from direct public offerings.